Subsequent Events (Unaudited)	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events (Unaudited) [Text Block]
Note 21 – Subsequent Events (Unaudited)
Debt issuances and retirements
We retired $1.5 billion of 5.25 percent senior unsecured notes that matured on March 15, 2020. At May 1, 2020, $1.7 billion was outstanding under our revolving credit facility.
Stockholder rights agreement
On March 19, 2020, our board of directors approved the adoption of a limited duration stockholder rights agreement (Rights Agreement) and declared a distribution of one preferred stock purchase right for each outstanding share of common stock. The Rights Agreement is intended to protect the interests of us and our stockholders by reducing the likelihood of another party gaining control of or significant influence over us without paying an appropriate premium considering recent volatile markets.  Each preferred stock purchase right represents the right to purchase, upon certain terms and conditions, one one-thousandth of a share of Series C Participating Cumulative Preferred Stock, $1.00 par value per share. Each one-thousandth of a share of Series C Participating Cumulative Preferred Stock, if issued, would have rights similar to one share of our common stock.  The distribution of preferred stock purchase rights occurred on March 30, 2020 to holders of record as of the close of business on that date. The Rights Agreement expires on March 20, 2021.
Impairments
As disclosed in our Form 10-Q filed on May 4, 2020, during the first quarter of 2020, we recognized impairment charges related to certain of our equity-method investments totaling $938 million, and an impairment charge of $187 million related to our goodwill. Our partner’s share of the goodwill impairment was $65 million. Equity earnings for the first quarter of 2020 includes a $78 million charge associated with the full impairment of goodwill recognized by our investee RMM, which was allocated entirely to our member interest per the terms of the membership agreement.